Financial Instruments - Assets and Liabilities related to Foreign Currency Risk (Detail) - Foreign currency risk [Member] - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	$ 2,044	$ 2,355
Foreign currency denominated monetary liabilities	1,030	852
EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	68	90
Foreign currency denominated monetary liabilities	675	875
Derivatives assets	0	0
Derivatives liabilities	0	16
SGD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	920	627
Foreign currency denominated monetary liabilities	1,864	2,010
RMB [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	155	37
Foreign currency denominated monetary liabilities	$ 38	$ 37